Shareholder Report, Line Graph (Details) 190589_Bahl - Gaynor Small-Mid Cap Income Growth ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2021	Dec. 31, 2025
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV
Accumulated Value	$ 12,337	$ 10,495	$ 9,256	$ 10,487	$ 10,000	$ 12,447
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	13,771	11,015	8,722	10,651	10,000	$ 16,233
Russell 2500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500 Total Return
Accumulated Value	$ 10,902	$ 9,734	$ 8,290	$ 10,155	$ 10,000	$ 12,200